UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   May 11, 2003
      ------------------------	   ---------------------	   ----------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			66 Data Records

Form 13F Information Table Value Total:			$122,431 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
March 31, 2003




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      (X$1000)  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
ABBOTT LABORATORIES              COMMON  00282410       751.15        19,972  X       SOLE               19,972

ALLERGAN INC                     COMMON  01849010       236.01         3,460  X       SOLE                3,460

AMERICAN INTERNATIONAL GROUP     COMMON  02687410     5,855.88       118,420  X       SOLE              118,420

AMGEN INC                        COMMON  031162100      624.42        10,850  X       SOLE               10,850

ANHEUSER BUSCH COS INC.          COMMON  03522910       363.70         7,803  X       SOLE                7,803

AUTOMATIC DATA PROCESSING        COMMON  053015103      709.34        23,038  X       SOLE               23,038

BP AMOCO PLC ADS L.C.            COMMON  055622104      674.79        17,486  X       SOLE               17,486

BANK OF NEW YORK INC             COMMON  06405710       841.55        41,051  X       SOLE               41,051

BRISTOL MYERS SQUIBB CO.         COMMON  110122108      284.48        13,463  X       SOLE               13,463

CVS CORP DEL                     COMMON  126650100    2,257.04        94,634  X       SOLE               94,634

CARDINAL HEALTH INC.             COMMON  14149Y108    1,224.86        21,500  X       SOLE               21,500

CENTER BANCORP INC.              COMMON  151408101      326.77        12,294  X       SOLE               12,294

CISCO SYSTEMS INC                COMMON  17275R102    1,160.70        89,422  X       SOLE               89,422

CORVIS CORP                      COMMON  221009103       11.05        17,000  X       SOLE               17,000

COSTCO WHOLESALE CORP            COMMON  22160K105    2,374.89        79,084  X       SOLE               79,084

DELL COMPUTER CORP.              COMMON  247025109    3,117.71       114,160  X       SOLE              114,160

DREYFUS PREMIER NJ MUNI BOND FD  COMMON  26202T107      423.68        32,049  X       SOLE               32,049

EMC CORP                         COMMON  268648102      671.38        92,860  X       SOLE               92,860

EMERSON ELECTRIC CO.             COMMON  29101110       224.35         4,947  X       SOLE                4,947

EXXON MOBIL CORPORATION          COMMON  30231G102    3,173.60        90,804  X       SOLE               90,804

FANNIE MAE                       COMMON  31358610     8,349.59       127,767  X       SOLE              127,767

FIDELITY INTERMEDIATE BOND FD    COMMON  315912105      256.35        23,715  X       SOLE               23,715

SPARTAN 500 INDEX FUND #317      COMMON  315912204      597.82        10,212  X       SOLE               10,212

FIDELITY GOVERNMENT INCOME FUND  COMMON  316172105      225.25        21,514  X       SOLE               21,514

FIDELITY GINNIE MAE FUND         COMMON  31617K105      687.65        61,233  X       SOLE               61,233

FIRST DATA CORP                  COMMON  319963104      388.61        10,500  X       SOLE               10,500

FOREST LABS INC                  COMMON  345838106    2,657.48        49,240  X       SOLE               49,240

FRANKLIN NJ TAX FREE CL C        COMMON  354723561      344.75        28,539  X       SOLE               28,539

GANNETT CO INC                   COMMON  364730101      225.38         3,200  X       SOLE                3,200

GENERAL ELECTRIC CO              COMMON  36960410     1,928.77        75,638  X       SOLE               75,638

GILLETTE CO.                     COMMON  37576610       589.50        19,053  X       SOLE               19,053

GLAXOSMITHKLEIN PLC ADS          COMMON  37733W105      552.13        15,690  X       SOLE               15,690

INTEL CORP                       COMMON  458140100    4,955.01       304,362  X       SOLE              304,362

INTERNAP NETWORK SERVICES CORP   COMMON  45885A102       40.00       100,000  X       SOLE              100,000

INTERNATIONAL BUSINESS MACHS     COMMON  45920010       449.17         5,727  X       SOLE                5,727

JOHNSON & JOHNSON                COMMON  47816010    13,837.07       239,106  X       SOLE              239,106

KING PHARMACEUTICALS INC         COMMON  495582108      484.36        40,600  X       SOLE               40,600

LEAPFROG ENTERPRISES             COMMON  52186N106      255.09        10,700  X       SOLE               10,700

LIBERTY MEDIA GROUP CL A         COMMON  530718105      486.50        50,000  X       SOLE               50,000

LOWES COMPANIES INC              COMMON  548661107    6,031.16       147,750  X       SOLE              147,750

MEDTRONIC, INC.                  COMMON  585055106    2,265.57        50,212  X       SOLE               50,212

MERCK & CO                       COMMON  58933110     3,552.65        64,853  X       SOLE               64,853

MICROSOFT CORP.                  COMMON  594918104    5,092.58       210,350  X       SOLE              210,350

NEXUS GROUP INTL INC             COMMON  653331108        1.75        50,000  X       SOLE               50,000

NOKIA CORP ADR                   COMMON  654902204    1,195.92        85,362  X       SOLE               85,362

OM GROUP                         COMMON  670872100       87.50        10,000  X       SOLE               10,000

NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102      244.05        15,000  X       SOLE               15,000

OMNICOM GROUP                    COMMON  681919106      227.51         4,200  X       SOLE                4,200

ORACLE CORP                      COMMON  68389X105      389.05        35,860  X       SOLE               35,860

PEPSICO INC.                     COMMON  71344810     5,700.16       142,504  X       SOLE              142,504

PFIZER, INC.                     COMMON  71708110    11,411.20       366,213  X       SOLE              366,213

PROCTER & GAMBLE                 COMMON  74271810       660.75         7,420  X       SOLE                7,420

QUALCOMM INC                     COMMON  747525103      263.70         7,325  X       SOLE                7,325

SAFEWAY INC                      COMMON  786514208      515.56        27,235  X       SOLE               27,235

ST PAUL COMPANIES                COMMON  792860108      715.50        22,500  X       SOLE               22,500

SCOTTS COMPANY OHIO CLASS A      COMMON  810186106    1,464.39        28,270  X       SOLE               28,270

SUN MICROSYSTEMS                 COMMON  866810104      804.62       246,816  X       SOLE              246,816

SYSCO CORP                       COMMON  871829107    3,590.68       141,143  X       SOLE              141,143

TIFFANY & CO.                    COMMON  886547108    1,271.83        50,873  X       SOLE               50,873

UNITED PARCEL SERVICE            COMMON  911312106    3,822.42        67,060  X       SOLE               67,060

VANGUARD BOND INDEX FUND INC     COMMON  921937108      153.55        14,792  X       SOLE               14,792

VISHAY INTERTECHNOLOGY INC       COMMON  928298108      570.06        55,998  X       SOLE               55,998

VODAFONE GROUP PLC               COMMON  92857W100      271.48        14,900  X       SOLE               14,900

WAL-MART STORES                  COMMON  93114210     1,088.57        20,922  X       SOLE               20,922

WASHINGTON MUTUAL INC            COMMON  939322103    3,080.84        87,350  X       SOLE               87,350

WELLS FARGO & COMPANY            COMMON  949746101    5,340.68       118,708  X       SOLE              118,708